Risk Management and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2019
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2019 are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents	$4,960	$4,960
Trade accounts receivable, net	$409	$409
Trade accounts payable	$4,658	$4,658
Long-term debt with variable interest rates, net	$37,221	$37,221
Long-term loans and promissory note with non-variable interest rates, net	$29,000	$29,000

Schedule of Financial Derivative Instrument Location

Information on the location and amount of derivative fair value in the consolidated balance sheets and loss from financial derivative instrument in the unaudited interim consolidated statements of comprehensive loss is shown below:

Consolidated Balance Sheets – Location	December 31, 2018	June 30, 2019
Financial derivative instrument – Other non-current assets	$28	$3

Schedule of Gains Losses on Derivative Instruments
Consolidated Statements of Comprehensive Loss – Location	June 30, 2018	June 30, 2019
Financial derivative instrument – Initial cost	$(47)	$(28)
Financial derivative instrument – Fair value as at period end	54	3
Gain / (Loss) from financial derivative instrument	$7	$(25)

Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used

Consequently the carrying value of these vessels was written-down to their respective fair values as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Vessel Impairment Charge (charged against Vessels, net)
Northsea Alpha	$6,750	$772
Northsea Beta	6,750	771
TOTAL	$13,500	$1,543